Employee Benefits	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
Employee Benefits
16.	Employee Benefits

The Company has a 401(k) Plan which covers its eligible employees. The 401(k) Plan permits the participants to defer a portion of their compensation in accordance with the provisions of Section 401(k) of the IRC. At its discretion, the Company can match a portion of the participants’ contributions or make profit-sharing contributions. There was no matching or profit-sharing contributions during the year ended December 31, 2015, 2014 and 2013.